Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees (Tables) [Abstract]
Information related to guarantees

The following table provides information related to such guarantees as of December 31:

	Maximum potential
	undiscounted future
	payments(a)		Related liability(b)
	(Billions)		(Millions)
Type of Guarantee	2012	2011	2012	2011
Card and travel operations(c)	$44	$51	$93	$96
Other(d)	1	1	93	98
Total	$45	$52	$186	$194

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes. The Company mitigates this risk by withholding settlement from the merchant or obtaining deposits and other guarantees from merchants considered higher risk due to various factors. The amounts being held by the Company are not significant when compared to the maximum potential undiscounted future payments.
  Included as part of other liabilities on the Company's Consolidated Balance Sheets.
  Includes Return Protection, Account Protection and Merchant Protection.
  Primarily includes guarantees related to the Company's business dispositions and real estate.